Significant Accounting Policies - Schedule of Concentration of Credit Risk Percentage (Parenthetical) (Detail) (Maximum [Member], Customer concentration risk [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012
Sales revenue, net [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	10.00%	10.00%
Accounts receivable [Member]
Concentration Risk [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable		10.00%